Intangible assets -Schedule of Intangible Assets (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	SFr 58.3	SFr 64.6
Additions	2.2	2.3
Depreciation	(5.1)	(5.2)
Intangible assets and goodwill at end of the period	55.3	61.7
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	105.7	101.2
Intangible assets and goodwill at end of the period	107.8	103.6
Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(47.4)	(36.6)
Intangible assets and goodwill at end of the period	(52.5)	(41.9)
Patents, licenses and other rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	47.5	50.9
Additions	1.0	0.5
Depreciation	(2.5)	(2.3)
Intangible assets and goodwill at end of the period	46.0	49.0
Patents, licenses and other rights | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	71.8	70.4
Intangible assets and goodwill at end of the period	72.8	70.9
Patents, licenses and other rights | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(24.3)	(19.6)
Intangible assets and goodwill at end of the period	(26.8)	(21.9)
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	9.0	11.9
Additions	1.2	1.8
Depreciation	(2.6)	(2.9)
Intangible assets and goodwill at end of the period	7.5	10.9
Software | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	32.1	29.0
Intangible assets and goodwill at end of the period	33.2	30.9
Software | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(23.1)	(17.1)
Intangible assets and goodwill at end of the period	(25.7)	(20.0)
Goodwill
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	1.8	1.8
Additions	0.0	0.0
Depreciation	0.0	0.0
Intangible assets and goodwill at end of the period	1.8	1.8
Goodwill | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	1.8	1.8
Intangible assets and goodwill at end of the period	1.8	1.8
Goodwill | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	0.0	0.0
Intangible assets and goodwill at end of the period	SFr 0.0	SFr 0.0